Commitments and contingencies (Details 2) - Mar. 31, 2015 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Commitments and contingencies
2016	$ 290	¥ 1,799
2017	270	1,668
2018	257	1,596
2019	257	1,596
2020	178	1,106
Total payments	$ 1,252	¥ 7,765